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USA MUTUALS VICE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.4%
	ADVERTISING & MARKETING - 0.8%
75,000	Gambling.com Group Ltd.(a)	$ 409,500

	AEROSPACE & DEFENSE - 25.0%
2,000	AeroVironment, Inc.(a)	483,780
160,975	BAE Systems plc	3,719,331
3,000	Boeing Company (The)(a)	651,360
7,000	Howmet Aerospace, Inc.	1,435,140
2,000	Lockheed Martin Corporation	967,340
4,000	Northrop Grumman Corporation	2,280,840
18,458	RTX Corporation	3,385,197
		12,922,988
	AUTOMOTIVE - 1.7%
2,000	Tesla, Inc.(a)	899,440

	BEVERAGES - 20.7%
35,000	Anheuser-Busch InBev S.A. - ADR	2,241,400
15,000	Carlsberg A/S, Class B	1,971,256
3,500	Constellation Brands, Inc., Class A	482,860
24,500	Diageo plc - ADR	2,113,615
30,000	Heineken N.V.	2,457,941
16,500	Pernod Ricard S.A.	1,417,000
		10,684,072
	BIOTECH & PHARMA - 0.7%
500	Regeneron Pharmaceuticals, Inc.	385,935

	E-COMMERCE DISCRETIONARY - 5.7%
17,000	Alibaba Group Holding Ltd. - ADR	2,491,860
15,000	JD.com, Inc. - ADR	430,500
		2,922,360
	GAMING REITS - 2.4%
28,322	Gaming and Leisure Properties, Inc.	1,265,710

	LEISURE FACILITIES & SERVICES - 12.9%
10,000	DraftKings, Inc.(a)	344,600

USA MUTUALS VICE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

Shares		Fair Value
	COMMON STOCKS — 98.4% (Continued)
	LEISURE FACILITIES & SERVICES - 12.9% (Continued)
22,500	Evolution A.B. 144A(b)	$ 1,539,157
5,000	Flutter Entertainment plc(a)	1,075,200
305,000	Galaxy Entertainment Group Ltd.	1,501,737
15,000	MGM Resorts International(a)	547,350
35,000	Penn Entertainment, Inc.(a)	516,250
300,000	Sands China Ltd.	755,520
474,600	Wynn Macau Ltd.	362,229
		6,642,043
	METALS & MINING - 6.5%
12,000	Core Natural Resources, Inc.	1,062,120
120,000	Hecla Mining Company	2,302,800
		3,364,920
	SEMICONDUCTORS - 2.9%
10,000	Marvell Technology, Inc.	849,800
100,000	POET Technologies, Inc.(a)	633,000
		1,482,800
	TOBACCO & CANNABIS - 19.1%
35,000	Altria Group, Inc.	2,018,100
53,000	British American Tobacco plc - ADR	3,000,860
100,000	Canopy Growth Corporation(a)	114,000
480,000	Cronos Group, Inc.(a)	1,262,400
21,500	Philip Morris International, Inc.	3,448,601
		9,843,961

	TOTAL COMMON STOCKS (Cost $36,350,589)	50,823,729

	TOTAL INVESTMENTS - 98.4% (Cost $36,350,589)	$ 50,823,729
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6%	843,562
	NET ASSETS - 100.0%	$ 51,667,291

USA MUTUALS VICE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2025

A.B.	-Aktiebolag
ADR	-American Depositary Receipt
A/S	-Anonim Sirketi
Ltd.	-Limited Company
N.V.	- Naamioze Vennootschap
plc	- Public Limited Company
REIT	- Real Estate Investment Trust
S.A.	- Soci?t? Anonyme

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the total market value of Rule 144A securities is $1,539,157 or 3.0% of net assets.